Investment Strategy	Aug. 31, 2025
EMQQ The Emerging Markets Internet ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in securities comprising the Index or in depositary receipts representing securities of the Index. The Index was designed by EMQQ Global LLC (the “Index Provider”) to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies. Companies eligible for inclusion in the Index will derive a majority of their assets or revenues from internet and ecommerce activities in emerging market nations (collectively, “Internet Companies”). Internet Companies include constituents from, but not limited to, companies in the following sectors, as defined by the Index Provider: Internet Services, Internet Retail, Internet Broadcasting, Internet Media, Online Advertising, Online Travel, Online Gaming, Search Engines, and Social Networks. Products and/or services of Internet Companies may include internet, mobile, and telecommunication value-added services, online advertising, online direct sales, internet security software and services, mobile applications, e-mail service, web portals, electronic media subscription services, online entertainment, and online gaming services. Internet Companies eligible for inclusion in the Index must hold a majority of their assets in or derive a majority of their revenues from one or more of the following 47 currently eligible emerging market or frontier market nations: Argentina, Bahrain, Bangladesh, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Greece, Hungary, India, Indonesia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Saudi Arabia, Serbia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Tunisia, Turkey, United Arab Emirates, Uruguay, and Vietnam. From time to time, the Index may be more heavily weighted in a single country or a small number of countries. As of December 2, 2025, Chinese securities comprised a significant portion of the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the types of securities suggested by its name (i.e., investments connoted by its Index). The Fund anticipates meeting this policy because, under normal circumstances, at least 80% of its total assets are invested in securities of the Index or in depositary receipts representing securities of the Index.

Eligible Index constituents include publicly issued common equity securities, exchange-traded American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”) of Internet Companies that have a free-float adjusted market capitalization of at least $1 billion at the time of inclusion in the Index. A free-float adjusted market capitalization of at least $800 million is required for ongoing inclusion in the Index. Index constituents are weighted by their modified float-adjusted market capitalization in accordance with the index methodology developed by the Index Provider. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Eligible constituents must have a three-month average daily turnover of at least $1 million. Shares held by control groups, public companies and government agencies are excluded. Companies traded in markets with restrictions on foreign ownership may be excluded from the Index as well.

The target weight of any single position is limited to 8% of the Index. At each semi-annual rebalance of the Index, any security with an Index weighting of greater than 8% will be rebalanced back to 8% and the excess weighting will be applied proportionally to all remaining Index constituents. Then, all positions whose float-adjusted market capitalization weights are over 5% are added together. If the total weight is less than 50%, no further modifications are made. If the total weight is equal to or greater than 50% then the highest weighted position is capped at 8%. The excess weight is then applied on a pro-rata basis to all the remaining index constituents and the process is then repeated, if necessary, with the next largest stock being capped at a weight 0.5% less than the previous constituent (i.e., 7.5%, 7%, 6.5%, 6%, 5.5%, 5%, 4.5%) until the total combined weight of index constituents over 5% is less than 50%. The 4.5% maximum target weight is then applied to all the remaining stocks.

The Index Provider’s Index Committee may place a maximum aggregate market capitalization percentage weight on eligible countries. China’s weight in the Index is capped at 45%. South Korea’s weight in the Index is capped at 10%. In such cases, the maximum aggregated weight of Index components from that country will be capped at a percentage dictated by the Index Committee. The weight of constituents from capped countries shall be proportionally reduced to align with the country cap weight dictated by the Index Committee. Any weight which exceeds this threshold will be redistributed pro-rata to the remaining constituents consistent with the above description. Any country cap changes will be publicly disclosed at www.emqqglobaletfs.com/emqq-fund-materials prior to implementation. A minimum of ten (10) days’ notice will be given prior to the implementation of any such change by the Index Administrator. Due to market actions, security weights may fluctuate above the targeted caps set forth above between semi-annual Index rebalances. As of December 2, 2025, the Index was comprised of 55 securities and the average free float market capitalization of the Index components was approximately $50.863 billion.

Solactive AG (the “Index Administrator”) rebalances the Index semi-annually on the third Friday of June and December. Index maintenance performed by the Index Administrator includes monitoring and implementing any adjustments, additions and deletions to the Index based upon the Index methodology or certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, other investment companies and other securities not included in the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 2, 2025, the Index was concentrated in the Online Services Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 2, 2025, a significant portion of the Index consisted of companies in the Technology Sector.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by the Index Administrator, which is not affiliated with the Fund, the Adviser, or the Index Provider.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the types of securities suggested by its name (i.e., investments connoted by its Index).
FMQQ The Next Frontier Internet ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in securities comprising the Index or in depositary receipts representing securities of the Index. The Index was designed by EMQQ Global LLC (the “Index Provider”) to measure the performance of an investable universe of publicly traded emerging market and frontier market internet and ecommerce companies. Companies eligible for inclusion in the Index will derive a majority of their assets or revenues from internet and ecommerce activities in certain emerging market and frontier market nations (collectively, “Internet Companies”) that are considered by the Index Provider to be in the “next frontier” of the evolution of the internet and ecommerce space. Internet Companies include, but are not limited to, companies in the following sectors, as defined by the Index Provider: Internet Services, Internet Retail, Internet Broadcasting, Internet Media, Online Advertising, Online Travel, Online Gaming, Search Engines, and Social Networks. Products and services of Internet Companies may include internet, mobile, and telecommunication value-added services, online advertising, online direct sales, internet security software and services, mobile applications, e-mail service, web portals, electronic media subscription services, online entertainment, and online gaming services. Internet Companies eligible for inclusion in the Index must hold a majority of their assets in or derive a majority of their revenues from one or more of the following 44 currently eligible emerging market or frontier market nations: Argentina, Bahrain, Bangladesh, Brazil, Chile, Colombia, Croatia, Czech Republic, Egypt, Estonia, Greece, Hungary, India, Indonesia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Saudi Arabia, Serbia, Slovenia, South Africa, South Korea, Sri Lanka, Thailand, Tunisia, Turkey, United Arab Emirates, Uruguay, and Vietnam. From time to time, the Index may be more heavily weighted in a single country or a small number of countries. As of December 2, 2025, securities of Indian companies comprised approximately 41.18% of the Fund. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of Internet Companies.

Eligible Index constituents include publicly issued common equity securities, exchange-traded American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”) of Internet Companies that have a free-float adjusted market capitalization of at least $300 million at the time of inclusion in the Index. A free-float adjusted market capitalization of at least $200 million is required for ongoing inclusion in the Index. Index constituents are weighted by their modified float-adjusted market capitalization in accordance with the index methodology developed by the Index Provider. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Eligible constituents must have a three-month average daily turnover of at least $1 million. Shares held by control groups, public companies and government agencies are excluded. Companies traded in markets with restrictions on foreign ownership may be excluded from the Index as well.

The target weight of any single position is limited to 8% of the Index. At each semi-annual rebalance of the Index, any security with an Index weighting of greater than 8% will be rebalanced back to 8% and the excess weighting will be applied proportionally to all remaining Index constituents. Then, all positions whose float-adjusted market capitalization weights are over 5% are added together. If the total weight is less than 50%, no further modifications are made. If the total weight is equal to or greater than 50% then the highest weighted position is capped at 8%. The excess weight is then applied on a pro-rata basis to all the remaining index constituents and the process is then repeated, if necessary, with the next largest stock being capped at a weight 0.5% less than the previous constituent (i.e., 7.5%, 7%, 6.5%, 6%, 5.5%, 5%, 4.5%) until the total combined weight of index constituents over 5% is less than 50%. The 4.5% maximum target weight is then applied to all the remaining stocks.

The Index Provider’s Index Committee may place a maximum aggregate market capitalization percentage weight on eligible countries. South Korea’s weight in the Index is capped at 10%. In such cases, the maximum aggregated weight of Index components from that country will be capped at a percentage dictated by the Index Committee. The weight of constituents from capped countries shall be proportionally reduced to align with the country cap weight dictated by the Index Committee. Any weight which exceeds this threshold will be redistributed pro-rata to the remaining constituents consistent with the above description. Any country cap changes will be publicly disclosed at www.emqqglobaletfs.com/fmqq-fund-materials prior to implementation. A minimum of ten (10) days’ notice will be given prior to the implementation of any such change by the Index Administrator. Due to market actions, security weights may fluctuate above the targeted caps set forth above between semi-annual Index rebalances. As of December 2, 2025, the Index was comprised of 34 securities and the average free float market capitalization of the Index components was approximately $26.627 billion.

The Index is maintained by Solactive AG (the “Index Administrator”). The Index Administrator is responsible for implementing the semi-annual rebalance and reconstitution, monitoring and implementing any adjustments, additions and deletions to the Index based upon the Index methodology or certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, other investment companies and other securities not included in the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 2, 2025, the Index was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 2, 2025, a significant portion of the Index consisted of companies in the Technology Sector.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by the Index Administrator, which is not affiliated with the Fund, the Adviser, or the Index Provider.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of Internet Companies.
INQQ The India Internet ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in securities comprising the Index or in depositary receipts representing securities of the Index. The Index was designed by EMQQ Global LLC (the “Index Provider”) to measure the performance of an investable universe of publicly-traded, Indian internet and ecommerce companies. Companies eligible for inclusion in the Index derive a majority of their assets or revenues from internet and ecommerce activities in India (collectively, “Internet Companies”). Internet Companies include, but are not limited to, companies in the following sectors, as defined by the Index Provider: Internet Services, Internet Retail, Internet Broadcasting, Internet Media, Online Advertising, Online Travel, Online Gaming, Search Engines, and Social Networks. Products and services of Internet Companies may include internet, mobile, and telecommunication value-added services, online advertising, online direct sales, internet security software and services, mobile applications, e-mail service, web portals, electronic media subscription services, online entertainment, and online gaming services. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of Internet Companies.

Eligible Index constituents include publicly issued common equity securities, exchange-traded American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”) of Internet Companies that have a free-float adjusted market capitalization of at least $300 million at the time of inclusion in the Index. A free-float adjusted market capitalization of at least $200 million is required for ongoing inclusion in the Index. Index constituents are weighted by their modified float-adjusted market capitalization in accordance with the index methodology developed by the Index Provider. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors. Eligible constituents must have a three-month average daily turnover of at least $1 million. Companies with restrictions on foreign ownership may be excluded from the Index.

The Index is reconstituted and rebalanced on a semi-annual basis in June and December. The target weight of any single position is limited to 8% of the Index. At each rebalance, any security with an Index weighting of greater than 8% will be rebalanced back to 8% and the excess weighting will be applied proportionally to all remaining Index constituents. Then, all positions whose float-adjusted market capitalization weights are over 5% are added together. If the total weight is less than 50%, no further modifications are made. If the total weight is equal to or greater than 50% then the highest weighted position is capped at 8%. The excess weight is then applied on a pro-rata basis to all the remaining index constituents and the process is then repeated, if necessary, with the next largest stock being capped at a weight 0.5% less than the previous constituent (i.e., 7.5%, 7%, 6.5%, 6%, 5.5%, 5%, 4.5%) until the total combined weight of index constituents over 5% is less than 50%. The 4.5% maximum target weight is then applied to all the remaining stocks. Due to market actions, security weights may fluctuate above the targeted caps set forth above between rebalances. As of December 2, 2025, the Index comprised 26 securities.

The Index is maintained by Solactive AG (the “Index Administrator”). The Index Administrator is responsible for implementing the semi-annual rebalance and reconstitution, monitoring and implementing any adjustments, additions and deletions to the Index based upon the Index methodology or certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, other investment companies and other securities not included in the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of December 2, 2025, the Index was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of December 2, 2025, a significant portion of the Index consisted of companies in the Technology Sector.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by the Index Administrator, which is not affiliated with the Fund, the Adviser, or the Index Provider.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of Internet Companies.